FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2024
FINANCIAL AND OTHER INCOME, NET [Abstract]
FINANCIAL INCOME, NET
NOTE 8:-	FINANCIAL INCOME, NET

	Six months ended June 30,
	2024	2023
	Unaudited

Interest income	$1,770	$1,671
Amortization of discount on marketable securities, net	796	15
Exchange rate differences and other	(38)	11

Financial and other income, net	$2,528	$1,697